Total Equity - Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redemption of Series C and Series D cumulative preferred shares	$ 53.5
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(555.5)	$ (319.3)
Common shareholders' equity
Redemption of Series C and Series D cumulative preferred shares	53.5
Other	(75.0)	(63.0)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(42.0)	(67.2)
Non-controlling interests
Other	29.5	(30.9)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(513.5)	(252.1)
RiverStone Barbados | Common shareholders' equity | RiverStone Barbados AVLNs
Purchase of certain securities held through AVLNs		(45.1)
RiverStone Barbados | Non-controlling interests | RiverStone Barbados AVLNs
Purchase of certain securities held through AVLNs		(178.0)
Thomas Cook India | Common shareholders' equity
Partial disposition of shares		45.8
Thomas Cook India | Non-controlling interests
Partial disposition of shares		19.8
Fairfax India | Common shareholders' equity
Fairfax India share repurchases	(0.8)	(1.9)
Fairfax India | Non-controlling interests
Fairfax India share repurchases	(7.6)	(35.4)
Allied World | Common shareholders' equity
Acquisition of non-controlling interests		(3.0)
Allied World | Non-controlling interests
Acquisition of non-controlling interests		$ (27.6)
Brit | Common shareholders' equity
Acquisition of non-controlling interests	(76.0)
Brit | Non-controlling interests
Acquisition of non-controlling interests	(449.9)
Gulf Insurance | Common shareholders' equity
Additional interest acquired in Gulf Insurance through mandatory tender offer (note 21)	(41.2)
Gulf Insurance | Non-controlling interests
Additional interest acquired in Gulf Insurance through mandatory tender offer (note 21)	(85.5)
Digit | Common shareholders' equity
Partial disposition of Digit Insurance by Digit on completion of Digit Insurance's initial public offering (note 6)	$ 97.5